Balance Sheet (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
COMMON STOCK
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	150,000,000	150,000,000	150,000,000
Common stock, issued	69,574,104	67,277,224	6,800,000